Satellites, Property and other Equipment (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Satellites, Property and other Equipment (Details) [Line Items]
Software	$ 1,493
Telesat International Limited [Member]
Satellites, Property and other Equipment (Details) [Line Items]
TIL’s interest	42.50%